ORGANIZATION (Details Narrative)										8 Months Ended	9 Months Ended	11 Months Ended
	Feb. 15, 2022 USD ($)	Jul. 14, 2021 USD ($)	Jul. 14, 2021 CAD ($) $ / shares shares	Mar. 04, 2021 USD ($)	Mar. 04, 2021 CAD ($) $ / shares shares	Feb. 17, 2021 USD ($) shares	Feb. 17, 2021 CAD ($) $ / shares shares	Feb. 03, 2021 CAD ($) shares	Jan. 22, 2021 $ / shares shares	Sep. 30, 2021 USD ($) shares	Sep. 30, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Apr. 20, 2022 shares	Mar. 04, 2022 $ / shares shares	Feb. 02, 2022 $ / shares shares	Jan. 21, 2021 $ / shares shares	Jan. 21, 2021 $ / shares shares
Date of incorporation											Jan. 22, 2021	Jan. 22, 2021
Revenues | $											$ 2,359,507
Share price | (per share)			$ 3.50											$ 5.00	$ 5.00	$ 0.05	$ 0.05
Number of shares issued			1,001,242										162,600	178,100	196,400
Business acquisition, total consideration						$ 359,505	$ 455,000
Shares, new issues												1,003,012
Proceeds from issuance of debt		$ 2,781,593	$ 3,504,346
Cash consideration | $											$ 114,000
TruMed Limited [Member]
Business acquisition, total consideration | $	$ 750,000
Ownership percentage	100.00%
Cash consideration | $	$ 130,000
Business acquisition contingent liabilities | $	550,000
Acquired asset | $	197,562
TruMed Limited [Member] | Promissory Note [Member]
Busienss acquisition liabilities incurred | $	$ 70,000
Common Stock [Member]
Share price | $ / shares					$ 2.00
Number of shares issued					1,003,012			1,000,000								0.2	0.2
Business acquisition, total consideration | $								$ 162,500
Shares, new issues										1,003,012	196,400	1,003,012
Proceeds from issuance of debt				$ 1,616,838	$ 2,006,022
Common Stock [Member] | Purchase Agreements [Member]
Number of shares for common stock									9,000,000
Purchase price per share | $ / shares									$ 0.00001
Cash price | $ / shares									$ 22.50
Common Stock [Member] | Plan of Merger [Member]
Business acquisition, total consideration | $						$ 1
Common stock shares subscribed							100
Shares, conversion of units						0.31111112	0.31111112
Shares, new issues						2,800,000	2,800,000
Common Stock [Member] | Plan of Merger [Member] | First Shares [Member]
Share price | $ / shares							$ 0.05
Shares, new issues						700,000	700,000
Common Stock [Member] | Plan of Merger [Member] | Next Shares [Member]
Share price | $ / shares							$ 0.20
Shares, new issues						2,100,000	2,100,000
Warrant [Member]
Share price | $ / shares			$ 3.50
Number of shares issued			500,620